Trading portfolio (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 189,743	£ 166,244
Trading Portfolio Liabilities	(56,829)	(56,182)
Debt securities and other eligible bills
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	94,040	77,805
Trading Portfolio Liabilities	(32,309)	(36,324)
Equity securities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	83,243	74,859
Trading Portfolio Liabilities	(24,520)	(19,858)
Traded loans
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	12,249	13,470
Commodities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 211	£ 110